FORWARD PURCHASE AGREEMENT (Details) - USD ($)				12 Months Ended
	Dec. 08, 2021	Nov. 28, 2021	Jun. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock (in shares)	15,554,790			66,647,242	9,392,361
Share price (in dollars per share)			$ 10.00
Exercise of stock, price per share return (in dollars per share)		$ 10.00
Number of shares issued (in shares)	3,250,000		3,250,000
Common Class A | ACM
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued (in shares)				501,109
ACM
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share)		7.00
Share price (in dollars per share)		$ 12.00
ACM | Common Class A
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock (in shares)		6,504,768
Gross proceeds of common stock		$ 65,062,414		$ 5,012,225
Share price (in dollars per share)		$ 10.00
Number of trading days		20 days
Number of consecutive trading days		30 days
Sale of stock, VWAP trigger price floor (in dollars per share)		$ 5.00
Fees per share (in dollars per share)		$ 0.20